Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations for the six months ended June 30, 2025 are as follows:

For the six months ended June 30,
2025
(unaudited)
Revenues	$104
Less: Cost of revenues	(201)
Gross loss	(97)
Total operating expenses	(1,269)
Loss from discontinued operations	(1,366)
Total other income, net	1,327
Loss from discontinued operation before income taxes	(39)
Income tax expenses from operations	—
Net loss from discontinued operations	$(39)